Income Tax - Schedule of Reconciliation of Income Tax Rate to the Effective Income Tax Rate Based on Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Rate to the Effective Income Tax Rate Based on Income Before Income Taxes [Abstract]
Income/(loss) before tax	$ (4,327)	$ 1,126	$ 1,377
Tax at Singapore statutory rate of 17%, Amount	$ (736)	$ 191	$ 234
Tax at Singapore statutory rate of 17% , Percentage	17.00%	17.00%	17.00%
Non-deductible expenditure, Amount	$ 910	$ 2	$ 4
Non-deductible expenditure , Percentage	(21.03%)	0.18%	0.29%
Income not subject to tax, Amount		$ (30)
Income not subject to tax , Percentage		(2.66%)
Effect of foreign tax rates, Amount	$ (3)
Effect of foreign tax rates , Percentage	0.07%
Over provision in prior years, Amount		$ (24)
Over provision in prior years , Percentage		(2.13%)
Tax rebate, Amount	$ (22)	$ (28)
Tax rebate , Percentage	0.51%	(2.49%)
Others, Amount	$ (13)	$ (13)	$ (13)
Others , Percentage	0.30%	(1.15%)	(0.94%)
Total, Amount	$ 136	$ 98	$ 225
Total , Percentage	(3.15%)	8.75%	(16.35%)